Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Valuation and Qualifying Accounts

9. Valuation and Qualifying Accounts

Allowance for Doubtful Accounts

The Company has the following allowances for doubtful accounts (in thousands):

	Year Ended December 31,
	2010	2009
Beginning balance	$41	$25
Additions / (Adjustments)	(3)	16
	$38	$41